Impairment of non-current assets - Cash Generating Units (Details) - Refining and Petrochemical segment [Member] - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	$ 452,163	$ (984,704)	$ 1,067,965
Refineria De Cartagana [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	911,597	(770,297)	1,434,298
Refineria De Cartagana [Member] | Carrying Amount1 [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	22,292,788	23,411,058	20,578,412
Refineria De Cartagana [Member] | Recoverable amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	23,204,385	22,640,761	22,012,710
Refineria de Barrancabermeja (projects) [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	(225,094)		(273,987)
Refineria de Barrancabermeja (projects) [Member] | Carrying Amount1 [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	901,517		1,172,773
Refineria de Barrancabermeja (projects) [Member] | Recoverable amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	676,423		898,786
Bioenergy [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	(234,340)	(213,461)	(92,346)
Bioenergy [Member] | Carrying Amount1 [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	575,331	774,343	757,741
Bioenergy [Member] | Recoverable amount [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss	$ 340,991	560,882	$ 665,395
Other [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss		(946)
Other [Member] | Carrying Amount1 [Member]
Detailed informations about impairment losses reversals of assets [Line Items]
Impairment loss - Refining and petrochemical segment (reversal of impairment loss) recognized in profit or loss		$ 946